GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and cash equivalents			$ 0
Net loss	$ (31,749)	$ 1,353	29,740	$ 345,356
Working capital	64,628		44,444	14,704
Accumulated deficit	$ 607,542		$ 639,291	$ 609,551